39) Transactions with related parties (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and expenses
Net interest income		R$ (675,133)	R$ (922,798)	R$ (845,688)
Other revenues		98,784	343,257	316,413
Other expenses		(1,496,072)	(1,557,160)	(2,261,619)
Shareholders of the parent [Member]
Revenues and expenses
Net interest income	[1]	(448,376)	(857,937)	(778,829)
Other revenues	[1]	109	105	334
Other expenses	[1]	58,434	54,471	50,745
Associates and Jointly controlled companies [Member]
Revenues and expenses
Net interest income	[2]	(181,754)	(6,508)	(11,814)
Other revenues	[2]	98,556	342,793	315,832
Other expenses	[2]	(1,644,088)	(1,899,818)	(2,635,494)
Key management personnel of entity or parent [member]
Revenues and expenses
Net interest income	[3]	(45,003)	(58,353)	(55,045)
Other revenues	[3]	119	359	247
Other expenses	[3]	R$ 89,582	R$ 288,187	R$ 323,130

[1]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[2]	Companies listed in Note 26;
[3]	Members of the Board of Directors and the Board of Executive Officers;